UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21219
Investment Company Act File Number
Eaton Vance Insured Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Bond Fund II	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 217.1%

Principal Amount
(000’s omitted)		Security	Value

Electric Utilities — 0.9%
$	1,600	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$792,848

			$792,848

General Obligations — 3.7%
$	3,500	New York, NY, 5.25%, 1/15/33(1)	$3,230,745

			$3,230,745

Hospital — 5.5%
$	290	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$184,312
	900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	498,699
	750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	482,640
	500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	374,300
	1,285	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	974,171
	2,200	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	193,534
	5,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	399,850
	990	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	760,370
	1,440	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	926,064

			$4,793,940

Industrial Development Revenue — 7.4%
$	4,750	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	$3,600,538
	4,790	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	2,849,906

			$6,450,444

Insured-Electric Utilities — 23.2%
$	485	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$365,972
	22,685	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/23	10,074,862
	3,900	JEA, FL, Electric System Revenue, (FSA), 5.00%, 10/1/34	3,640,416
	5,000	Kentucky Municipal Power Agency, (Prairie Street Project), (MBIA), 5.00%, 9/1/37	4,211,650
	2,990	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,060,977

			$20,353,877

Insured-Escrowed/Prerefunded — 0.00%
$	35	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	$40,458

			$40,458

Insured-General Obligations — 21.7%
$	2,550	Butler County, KS, Unified School District No. 394, (FSA), 3.50%, 9/1/24(2)	$2,161,839
	1,885	California, (AMBAC), (FSA), 3.50%, 10/1/27	1,324,269
	12,165	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/43	1,313,942
	17,000	Coast Community College District, CA, (Election of 2002), (FSA), 0.00%, 8/1/33	3,720,450
	2,990	District of Columbia, (FGIC), (MBIA), 4.75%, 6/1/33	2,527,507
	1,500	Goodyear, AZ, (MBIA), 3.00%, 7/1/26	1,116,150

Principal Amount
(000’s omitted)		Security	Value

$	1,250	Philadelphia, PA, (AGC), 7.00%, 7/15/28(3)	$1,322,550
	5,500	Washington, (FSA), 5.00%, 7/1/25(1)	5,573,810

			$19,060,517

Insured-Hospital — 30.0%
$	1,040	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	$1,003,371
	1,500	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38(1)	1,258,463
	2,200	Colorado Health Facilities Authority, (Catholic Health), (FSA), 5.10%, 10/1/41(1)	1,835,768
	3,500	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,309,215
	1,485	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36	1,404,008
	1,490	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (MBIA), 5.00%, 11/15/35	1,077,896
	2,500	Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	1,975,325
	115	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41	102,290
	2,500	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41(1)	2,223,787
	2,500	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,395,875
	5,000	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (FSA), 5.25%, 8/15/38	4,082,050
	1,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	922,905
	500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38(1)	453,605
	2,750	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	2,376,564
	190	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Health), (FSA), 5.00%, 12/1/34	152,091
	1,275	Washington Health Care Facilities Authority, (Providence Health Care), Series C, (FSA), 5.25%, 10/1/33	1,124,078
	730	Washington Health Care Facilities Authority, (Providence Health Care), Series D, (FSA), 5.25%, 10/1/33	643,590

			$26,340,881

Insured-Lease Revenue/Certificates of Participation — 12.8%
$	4,600	Hudson, NY, Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$3,007,664
	4,250	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	3,740,723
	3,250	San Diego County, CA, Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38(1)	3,050,466
	1,500	Tri-Creek Middle School Building Corp., IN, (FSA), 5.25%, 1/5/34(1)	1,437,540

			$11,236,393

Insured-Other Revenue — 0.4%
$	2,540	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/34	$330,479

			$330,479

Insured-Private Education — 5.5%
$	2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,516,050
	2,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,302,975

			$4,819,025

Insured-Public Education — 4.3%
$	4,000	University of South Alabama, (BHAC), 5.00%, 8/1/38	$3,798,720

			$3,798,720

Insured-Sewer Revenue — 0.7%
$	600	Chicago, IL, Wastewater Transmission, (BHAC), 5.50%, 1/1/38	$605,508

			$605,508

Insured-Special Tax Revenue — 14.6%
$	5,415	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 0.00%, 12/15/34	$1,129,732

Principal Amount
(000’s omitted)		Security	Value

$	4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 5.25%, 6/15/42(4)	$3,838,840
	2,500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	1,999,275
	2,985	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	2,543,877
	34,675	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,273,960
	6,085	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	522,397
	12,065	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	962,666
	7,595	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	561,422

			$12,832,169

Insured-Transportation — 33.7%
$	11,900	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/22	$3,792,292
	10,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41(1)	9,873,700
	5,215	Minneapolis-St. Paul, MN, Metropolitan Airports Commission, (FGIC), (MBIA), 4.50%, 1/1/32	4,242,038
	13,885	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20	4,118,152
	350	New Jersey Transportation Trust Fund Authority, (AGC), 5.25%, 12/15/38	348,971
	4,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	2,846,680
	5,800	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42(5)	4,326,974

			$29,548,807

Insured-Water and Sewer — 25.4%
$	3,260	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39	$2,359,914
	670	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	679,648
	420	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	423,793
	660	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	664,891
	1,250	District of Columbia, Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,153,087
	3,860	Houston, TX, Utility System, (BHAC), (FSA), 5.00%, 11/15/33	3,700,736
	2,205	New York City, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,277,655
	4,045	Ogden City, UT, Sewer and Water, (FSA), 4.50%, 6/15/38(4)	3,224,957
	11,390	Pearland, TX, Waterworks and Sewer Systems, (MBIA), 3.50%, 9/1/31	7,803,858

			$22,288,539

Insured-Water Revenue — 26.6%
$	7,000	Contra Costa, CA, Water District, (FSA), 5.00%, 10/1/32(1)	$6,654,694
	5,500	Los Angeles, CA, Department of Water & Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	5,114,670
	675	Marysville, OH, Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	539,068
	6,110	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	4,498,610
	6,750	Metropolitan Water District, CA, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	6,525,529

			$23,332,571

Other Revenue — 0.4%
$	500	Main Street National Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	$362,495

			$362,495

Special Tax Revenue — 0.3%
$	345	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$254,941

			$254,941

Value

Total Tax-Exempt Investments — 217.1% (identified cost $227,987,763)	$190,473,357

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.0)%	$(44,703,167)

Other Assets, Less Liabilities — (66.1)%	$(58,035,827)

Net Assets Applicable to Common Shares — 100.0%	$87,734,363

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

BHAC	- Berkshire Hathaway Assurance Corp.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

PCR	- Pollution Control Revenue

XLCA	- XL Capital Assurance, Inc.
At December 31, 2008, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

California	15.7%
New York	10.0%
Others, representing less than 10% individually	74.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 91.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.9% to 28.6% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	147 U.S. Treasury Bond	Short	$(18,315,909)	$(20,292,891)	$(1,976,982)
3/09	61 U.S. Treasury Note	Short	(7,491,349)	(7,670,750)	(179,401)

					$(2,156,383)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$3,000,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(1,132,393)
Merrill Lynch Capital Services, Inc.	3,000,000	4.682	3-month USD-LIBOR-BBA	April 1, 2009 / April 1, 2039	(1,133,401)
Morgan Stanley Capital Services, Inc.	4,150,000	4.691	3-month USD- LIBOR-BBA	June 11, 2009 / June 11, 2039	(1,557,307)

					$(3,823,101)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$170,090,729

Gross unrealized appreciation	$346,436
Gross unrealized depreciation	(37,328,809)

Net unrealized depreciation	$(36,982,373)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(2,156,383)
Level 2	Other Significant Observable Inputs	190,473,357	(3,823,101)
Level 3	Significant Unobservable Inputs	—	—

Total		$190,473,357	$(5,979,484)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Insured Municipal Bond Fund II

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh
President

Date:	February 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh
President

Date:	February 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 23, 2009